Net revenues (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Revenue by Type
Net revenues were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Revenues from:
Sales of goods	€104,990	€102,029	€102,279
Services provided	3,871	2,182	2,212
Contract revenues	958	935	746
Lease installments from assets sold with a buy-back commitment	394	421	405
Interest income of financial services activities	199	163	156
Total Net revenues	€110,412	€105,730	€105,798

Schedule of Revenue by Geographical Location
Net revenues by geographical area were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Net revenues in:
North America	€73,405	€67,500	€70,199
Italy	8,815	8,407	8,137
Brazil	6,452	5,982	4,584
France	3,204	3,121	2,811
Germany	2,755	2,804	2,825
China	1,974	3,562	3,942
Spain	1,397	1,306	1,173
Argentina	1,384	1,791	1,380
United Kingdom	1,136	1,267	1,513
Turkey	896	1,244	1,488
Japan	718	735	624
Australia	418	496	472
Other countries	7,858	7,515	6,650
Total Net revenues	€110,412	€105,730	€105,798
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31
	2018	2017
	(€ million)
North America	€35,493	€34,099
Italy	11,478	12,458
Brazil	4,125	5,137
Poland	937	1,151
Serbia	571	639
Other countries	1,456	2,536
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€54,060	€56,020

Schedule Of Revenue By Segment And Type
Net revenues attributed by segment for the year ended December 31, 2018 were as follows:

	Mass-Market Vehicles
	NAFTA	LATAM	APAC	EMEA	Maserati	Other activities	Total
	(€ million)
Revenues from:
Sale of goods	€69,908	€7,756	€2,560	€21,516	€2,606	€644	€104,990
Services provided	2,287	270	21	945	39	309	3,871
Construction contract revenues	—	—	—	—	—	958	958
Revenues from goods and services	72,195	8,026	2,581	22,461	2,645	1,911	109,819

Lease installments from assets sold with a buy-back commitment	158	—	—	235	—	1	394
Interest income from financial services activities	—	116	65	18	—	—	199
Total Net revenues	€72,353	€8,142	€2,646	€22,714	€2,645	€1,912	€110,412